Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Funko Acquisition Holdings, L.L.C. [Member]
Fair Value Measurements

4. Fair Value Measurements

The Company’s financial instruments, other than those discussed below, include cash, accounts receivable, accounts payable, and accrued liabilities. The carrying amount of these financial instruments approximate fair value due to the short-term nature of these instruments. For financial instruments measured at fair value on a recurring basis, the Company prioritizes the inputs used in measuring fair value according to a three-tier fair value hierarchy defined by U.S. GAAP. For a description of the methods and assumptions that the Company uses to estimate the fair value and determine the classification according to the fair value hierarchy for each financial instrument, see the Company’s audited consolidated financial statements and related notes included in its Annual Report on Form 10-K for the year ended December 31, 2018.

Debt. The estimated fair value of the Company’s debt instruments, which are classified as Level 3 financial instruments, at March 31, 2019 and December 31, 2018, was approximately $251.6 million and $252.1 million, respectively. The carrying values of the Company’s debt instruments at March 31, 2019 and December 31, 2018, were $247.1 million and $247.3 million, respectively.  The estimated fair value of the Company’s debt instruments primarily reflects assumptions regarding credit spreads for similar floating-rate instruments with similar terms and maturities and the Company’s standalone credit risk.

9. Fair Value Measurements

The Company’s financial instruments, other than those discussed below, include cash, accounts receivable, accounts payable, and accrued liabilities. The carrying amount of these financial instruments approximate fair value due to the short-term nature of these instruments. For financial instruments measured at fair value on a recurring basis, the Company prioritizes the inputs used in measuring fair value according to a three-tier fair value hierarchy defined by U.S. GAAP. These tiers include Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Contingent Consideration. The Company measures contingent consideration obligations at the acquisition date of a business combination, and at each balance sheet date, at fair value, with changes in fair value recognized in its consolidated statements of operations. Fair value is measured using the discounted cash flow method and based on assumptions the Company believes would be made by a market participant. Significant market inputs used to determine fair value as of December 31, 2018 and 2017 included probabilities of the likelihood of assignment of license agreements and successful achievement of the EBITDA threshold that would trigger contingent purchase consideration, the timing of when the payments will be made, and the discount rate. Significant changes to these assumptions would result in a significantly lower or higher fair value measurement. The valuation represents a Level 3 measurement within the fair value hierarchy.

The Company recorded $54.9 million in contingent consideration which represented the fair value at the time of the ACON Acquisition, $40.0 million of which was paid out during the year ended December 31, 2016, and the remaining $25.0 million of which was paid out during the year ended December 31, 2017. The Company recorded an estimated $2.5 million in contingent consideration at the time the Company acquired Underground Toys Limited. The fair value of contingent consideration related to the acquisition of Underground Toys Limited was $0.0 million and $2.5 million at December 31, 2018 and 2017, respectively.

The following table sets forth the fair value and a summary of changes to the fair value of these Level 3 financial liabilities (in thousands):

Contingent Consideration
Balance at December 31, 2016	$25,000
Additions	2,470
Payments	(25,000)
Changes in fair value	30
Balance at December 31, 2017	2,500
Payments	(2,500)
Balance at December 31, 2018	$—

Changes in fair value reflect changes to the Company’s assumptions regarding probabilities of the likelihood of assignment of license agreements and successful achievement of the earnings-based metrics, the timing of when the payment will be made, and the discount rate used to estimate the fair value of the obligation, and are recorded within selling, general and administrative expense in the consolidated statements of operations.

Debt. The estimated fair values of the Company’s debt instruments, which are classified as Level 3 financial instruments, at December 31, 2018 and 2017, was approximately $252.1 million and $239.2 million, respectively. The carrying values of the Company’s debt instruments at December 31, 2018 and 2017, were $247.3 million and $233.9 million, respectively. The estimated fair value of the Company’s debt instruments primarily reflects assumptions regarding credit spreads for similar floating-rate instruments with similar terms and maturities and our standalone credit risk.